SCHEDULE OF CONVERTIBLE DEBENTURES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Nov. 01, 2024	Oct. 31, 2024	Sep. 30, 2023	Apr. 28, 2023
Short-Term Debt [Line Items]
Principal Amount				$ 1,365,000		$ 209,497
Interest rate		10.00%	10.00%		6.00%
Maturity Date	Sep. 12, 2024	Sep. 12, 2024
Senior Secured Convertible Debenture [Member]
Short-Term Debt [Line Items]
Principal Amount		$ 1,365,000
Senior Secured Convertible Debenture [Member] | September 12, 2024 [Member]
Short-Term Debt [Line Items]
Principal Amount		$ 500,000
Interest rate		10.00%
Maturity Date		Sep. 12, 2024
Senior Secured Convertible Debenture [Member] | September Twelve Twenty Twenty Four One [Member]
Short-Term Debt [Line Items]
Principal Amount		$ 865,000
Interest rate		10.00%
Maturity Date		Sep. 12, 2024